[MORGAN STANLEY LOGO]

MORGAN STANLEY HIGH YIELD FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                                              2001 ANNUAL REPORT

                                                              December 31, 2001

MORGAN STANLEY HIGH YIELD FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs           William G. Morton, Jr.
CHAIRMAN OF THE           DIRECTOR
BOARD OF DIRECTORS
                          Michael Nugent
Ronald E. Robison         DIRECTOR
PRESIDENT AND DIRECTOR
                          Fergus Reid
John D. Barrett II        DIRECTOR
DIRECTOR
                          Stefanie V. Chang
Thomas P. Gerrity         VICE PRESIDENT
DIRECTOR
                          Lorraine Truten
Gerard E. Jones           VICE PRESIDENT
DIRECTOR
                          James A. Gallo
Joseph J. Kearns          TREASURER
DIRECTOR
                          Mary E. Mullin
Vincent R. Mclean         SECRETARY
DIRECTOR
                          Belinda A. Brady
C. Oscar Morong, JR.      ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase Metrotech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
I40 Wall Street
New York, New York 10005
(800)278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New york 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            OVERVIEW

Letter to Shareholders

For the year ended December 31, 2001, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -11.05% compared to 5.80% for the CS First Boston High Yield Index (the "Index"). On December 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.04, representing a 10.7% premium to the Fund's net asset value per share.

Market Review

The high-yield market was quite volatile in 2001. The year brought with it one of the best months and worst months in the asset class' history: January, in which the broad high-yield indices had total returns of nearly 6%, and September, in which these same indices posted total returns of nearly -6%.

For most of 2001, the market was plagued by concerns regarding the slumping economy and the telecom sector, as well as by rising default rates. Despite this challenging environment, the high-yield indices still managed to post positive returns for 2001.

Our unfavorable relative performance was due largely to our overweight to fixed-line telecom issues, as this sector was down by more than 40% for the year. This sector was hit hard by a large number of defaults, lower revenue growth, and cash-flow problems. Other areas that hurt performance were our security selection in the transportation sector and our overweight in the cable sector. Not all of the news was bad, however. On the positive side, we had good security selection in the finance, retail, and forest products sectors. In addition, our overweight to the health care sector added to results as that sector was one of the strongest performing sectors last year.

Although we made many security-specific changes to the Portfolio in 2001, the overall Portfolio structure remained relatively steady throughout the year and as we enter 2002. We maintain our higher-quality focus versus the Index, particularly in the more cyclical industries; we believe this will help us weather the current economic downturn. We continue to overweight cable and fixed-line telecom issues, along with minor overweights in forest products, housing, and wireless communications. We also remain underweight many of the basic industry groups, as many of the companies in this sector are smaller and less competitive and are more likely to perform poorly even as the current weak economic environment improves.

Market Outlook

In terms of the market outlook, high-yield bonds are trading at a yield spread of 868 basis points over U.S. treasuries, which is historically wide. Our research into the relationship between yield spreads and likely defaults continues to support our view that high-yield bonds represent excellent value, making us optimistic about the future. In addition, we believe that the high degree of monetary and fiscal policy moves that have already been implemented will work to bring the economy back to more normal growth levels. Taken together, this should lead the high-yield market back on the path of strong returns in the future.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                    January 2002

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            December 31, 2001

Investment Summary

Historical Information (Unaudited)


                                                TOTAL RETURN (%)
                      --------------------------------------------------------------------
                                  MARKET VALUE(1)    NET ASSET VALUE(2)    INDEX(3)
                      --------------------------------------------------------------------
                                            AVERAGE            AVERAGE             AVERAGE
                                 CUMULATIVE  ANNUAL  CUMULATIVE ANNUAL CUMULATIVE   ANNUAL
-------------------------------------------------------------------------------------------
One Year                            -2.82%    -2.82%   -11.05%    -11.05%    5.80%      5.80%
Five Year                            5.05      0.99     -3.92      -0.80    17.36       3.25
Since Inception*                    38.74      4.13     34.39       3.72    55.25       5.59

Past performance is not predictive of future performance.

[CHART]



Returns and Per Share Information


                                                              YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                   1993*       1994      1995     1996     1997     1998     1999     2000     2001
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share         $14.10      $11.96    $13.63   $14.45  $ 15.19  $ 13.62   $12.73  $  9.31  $  7.26
---------------------------------------------------------------------------------------------------------------------
Market Value Per Share            $14.75      $11.38    $12.88   $14.63  $ 16.06  $ 15.38   $11.06  $  9.44  $  8.04
---------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                   4.6%       -4.8%     -5.5%     1.3%     5.7%    12.9%   -13.1%     1.4%    10.7%
---------------------------------------------------------------------------------------------------------------------
Income Dividends                      --      $ 1.37    $ 1.27   $ 1.42  $  1.36  $  1.42   $ 1.38  $  1.30  $  1.19
---------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions           --          --       --        --  $  0.48  $  0.83       --       --      --
---------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)                0.00%      -5.53%    26.07%+  17.52%   18.48%    4.12%    6.34%+ -17.72%  -11.05%
---------------------------------------------------------------------------------------------------------------------
Index Total Return(3)               1.26%      -0.98%    17.39%   12.40%   12.65%    0.58%    3.28%   -5.21%    5.80%
---------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
  * The Fund commenced operations on November 30,1993.
  + This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            December 31, 2001

Portfolio Summary

[CHART OF ALLOCATION OF TOTAL INVESTMENTS*]


----------------------------------------
Debt Securities                     93.1%
Equity Securities                    5.9
Short-Term Investments               1.0
----------------------------------------

[CHART OF INDUSTRIES*]

----------------------------------------
Cable                               11.7%
Media                                9.0
Telecommunications                   8.1
Wireless                             7.6
Health Care                          6.6
Forest Products                      6.2
Gaming                               5.6
Energy                               5.4
Housing                              5.3
Financial                            4.3
Other                               30.2
-----------------------------------------

TEN LARGEST HOLDINGS

                                                 PERCENT OF
                                                      TOTAL
                                                INVESTMENTS
-----------------------------------------------------------
 1. HCA - The Healthcare Co., 6.91%, 6/15/05            2.8%
 2. British Sky Broadcasting Group plc, 8.20%, 7/15/09  2.1
 3. Fresenius Medical Capital Trust II, 7.88%, 2/01/08  2.0
 4. Nextel Communications, Inc., 0.00%, 9/15/07         1.8
 5. Norampac, Inc., 9.50%, 2/01/08                      1.7
 6. Adelphia Communications Corp. 'B', 8.375%, 2/1/08   1.5%
 7. Station Casinos, Inc., 8.375%, 2/15/08              1.5
 8. Owens-llinois, Inc., 7.50%, 5/15/10                 1.4
 9. Dobson Communications PIK 13.00%                    1.4
10. Flowserve Corp., 12.25%, 8/15/10                    1.4
                                                      -----
                                                       17.6%
                                                      =====

    * Percent of Total Investments

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

Statement of Net Assets
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          FACE
                                                         AMOUNT             VALUE
                                                          (000)             (000)
---------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (90.1%)
=================================================================================
CABLE (11.7%)
Adelphia Communications Corp. 'B'
  7.75%, 1/15/09                                     $     470(a)       $     428
  8.375%, 2/01/08                                        2,050(a)           1,899
  9.375%, 11/15/09                                         525(a)             505
British Sky Broadcasting Group plc
  8.20%, 7/15/09                                         2,590(a)           2,666
Cablevision SA
  13.75%, 5/1/09                                           630                126
Callahan Nordrhein-Westfalen
  14.00%, 7/15/10                                        1,900(a)           1,254
Charter Communications
  10.25%, 1/15/10                                        1,500(a)           1,538
CSC Holdings, Inc.
   7.625%, 4/1/11                                          225                225
Echostar DBS Corp.
   9.125%, 1/15/09                                         545(b)             546
   9.375%, 2/1/09                                          500(a)             515
NTL Communications Corp., 'B'
   9.875%, 11/15/09                                        325                 87
  11.875%, 10/1/10                                         350                123
NTL, Inc.
   0.00%, 4/1/08                                         2,325(c)             651
NTL, Inc. `B '
   0.00%, 4/1/08                                           750(a,c)           273
ONO Finance plc
  14.00%, 2/15/11                                          875                690
Pegasus Communications
   9.625%, 10/15/05                                        160                144
  12.50%, 8/1/07                                            75                 76
RCN Corp. 'B'
   0.00%, 10/15/07                                       3,550(c)           1,047
Telewest Communications plc
   0.00%, 4/15/09                                        2,500(c)           1,565
United Pan-Europe Communications NV
  10.875%, 8/1/09                                        1,465                190
---------------------------------------------------------------------------------
                                                                           14,548
=================================================================================
CHEMICALS (4.2%)
Acetex Corp.
  10.875%, 8/1/09                                          240(b)             240
Equistar Chemical/Funding
  10.125%, 9/1/08                                          420                422
Huntsman ICI Chemicals
  10.125%, 7/1/09                                 EUR      750                595
  10.125%, 7/1/09                                   $    1,050(a)           1,008
International Specialty Holdings, Inc.
  10.625%, 12/15/09                                 $      640(b)       $     640
ISP CHEMCO, Inc.
  10.25%, 7/1/11                                           375(b)             392
Lyondell Chemical Co.
   9.625%, 5/1/07                                          700(a)             707
Messer Griesheim Holding AG
  10.375%, 6/1/11                                 EUR      755(b)             711
Millenium American Inc.
   9.25%, 6/15/08                                   $      255                260
OM Group, Inc.
   9.25%, 12/15/11                                         270(b)             274
---------------------------------------------------------------------------------
                                                                            5,249
=================================================================================
ENERGY (5.4%)
BRL Universal Equipment
   8.875%, 2/15/08                                         750                780
Chesapeake Energy Corp.
   8.125%, 4/1/11                                        1,445(a,b)         1,402
Hanover Equipment Trust
   8.50%, 9/1/08                                           190(b)             198
   8.75%, 9/1/11                                           190(b)             197
Husky Oil Ltd.
   8.90%, 8/15/28                                        1,625(c)           1,696
Pemex Project
   9.125%, 10/13/10                                        685                726
Stone Energy Corp.
   8.25%, 12/15/11                                         425(b)             431
Vintage Petroleum, Inc.
   8.625%, 2/1/09                                          360(a)             365
   9.75%, 6/30/09                                          875(a)             923
---------------------------------------------------------------------------------
                                                                            6,718
=================================================================================
FINANCIAL (4.3%)
Aetna, Inc.
   7.875%, 3/1/11                                       1,580(a)           1,556
Anthem Insurance Co.
   9.125%, 4/1/10                                       1,305(b)           1,402
Ford Motor Credit Co.
   7.25%, 10/25/11                                        275(a)             268
General Motors Accept Corp.
   8.00%, 11/1/31                                         315(a)             321
Golden State Holdings
   7.125%, 8/1/05                                       1,185              1,189
Istar Financial, Inc.
   8.75%, 8/15/08                                         615                615
--------------------------------------------------------------------------------
                                                                           5,351
================================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                               5


                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

Statement of Net Assets (cont'd)

                                                         FACE
                                                        AMOUNT             VALUE
                                                         (000)             (000)
--------------------------------------------------------------------------------
FOOD & DRUG (1.0%)
CA FM Lease Trust
  8.50%, 7/15/17                                    $   1,258(b)       $   1,279
================================================================================
FOOD & TOBACCO (1.8%)
Mlichael Foods 11.75%, 4/1/11                             735(a)             794
Smithfield Foods, Inc.
  7.625%, 2/15/08                                       1,465(a)           1,436
  8.00%, 10/15/09                                          65(b)              67
--------------------------------------------------------------------------------
                                                                           2,297
================================================================================
FOREST PRODUCTS (6.2%)
Indah Kiat International Finance
  10.00%, 7/1/07                                        1,950(d)             371
Norampac, Inc.
   9.50%, 2/1/08                                        2,080(a)           2,174
Owens-Illinois, Inc.
   7.50%, 5/15/10                                       2,015(a)           1,803
Pacifica Papers, Inc.
  10.00%, 3/15/09                                       1,145(a)           1,231
Pindo Deli Finance (Mauritius)
  10.75%, 10/1/07                                       1,955(d)             293
Riverwood International
10.875%, 4/1/08                                           335                340
TEMBEC Industries, Inc.
8.50%, 2/1/11                                           1,440(a)           1,490
--------------------------------------------------------------------------------
                                                                           7,702
================================================================================
GAMING (5.6%)
Harrahs Operating Co., Inc.
  8.00%, 2/1/11                                         1,330(a)           1,370
Horseshoe Gaming Holding
  8.625%, 5/15/09                                       1,400(a)           1,445
International Game Technology
  8.375%, 5/15/09                                       1,625(a)           1,710
Park Place Entertainment
  7.875%, 12/15/05                                        355(a)             354
  8.50%, 11/15/06                                         250(a)             260
Station Casinos, Inc.
  8.375%, 2/15/08                                       1,800              1,827
--------------------------------------------------------------------------------
                                                                           6,966
================================================================================
HEALTH CARE (6.6%)
Amerisourcebergen Corp.
  8.125%, 9/1/08                                          205                210
Fresenius Medical Capital Trust
  7.875%, 2/1/08                                        2,500              2,506
HCA-The Healthcare Co.
  6.91%, 6/15/05                                        3,425(a)           3,523
Health Net, Inc.
  8.375%,4/15/11                                        1,200              1,237
Omnicare, Inc.
  8.125%,3/15/11                                          645(a)             668
--------------------------------------------------------------------------------
                                                                           8,144
================================================================================
HOTELS & LODGING (1.4%)
Hilton Hotels
  7.95%, 4/15/07                                          615(a)             611
HMH Properties 'A'
  7.875%, 8/1/05                                          980(a)             931
HMH Properties 'B'
  7.875%, 8/1/08                                          175                161
--------------------------------------------------------------------------------
                                                                           1,703
================================================================================
HOUSING (5.3%)
Beazer Homes U.S.A.
  8.625%, 5/15/11                                       1,020(a)           1,053
Centex Corp.
  7.875%, 2/1/11                                        1,480(a)           1,508
D.R. Horton, Inc.
  8.00%, 2/1/09                                           680(a)             673
Louisiana Pacific Corp.
  8.875%, 8/15/10                                         265(a)             257
 10.875%, 11/15/08                                        775(a)             744
Schuler Homes
  9.375%, 7/15/09                                         950(b)             983
Toll Brothers, Inc.
  8.25%, 2/1/11                                         1,410(a)           1,396
--------------------------------------------------------------------------------
                                                                           6,614
================================================================================
INFORMATION TECHNOLOGY (0.3%)
Fairchild Semiconductor
  10.50%, 2/1/09                                          365(a)             388
================================================================================
MANUFACTURING (2.4%)
Case Corp.
   6.25%,12/1/03                                          330                308
Case Credit Corp.
   6.125%,2/15/03                                         350                330
Flextronics International Ltd.
   9.875%,7/1/10                                          145                152
Flowserve Corp.
  12.25%,8/15/10                                        1,560(a)           1,739
The Manitowoc Co., Inc.
  10.375%,5/15/11                                 EUR     565                509
--------------------------------------------------------------------------------
                                                                           3,038
================================================================================

    The accompanying notes are an integral part of the financial statements.

6

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

Statement of Net Assets (cont'd)
                                                         FACE
                                                        AMOUNT             VALUE
                                                         (000)             (000)
--------------------------------------------------------------------------------
MEDIA (8.1%)
Alliance Atlantis Communications
  13.00%, 12/15/09                                  $   1,275          $   1,377
Belo (A.H.) Corp.
   8.00%, 11/1/08                                         320                327
Hollinger Participation
   12.125%, 11/15/10                                      660(b)             549
Muzak LLC/Muzak Finance
   9.875%, 3/15/09                                        415                365
Nextmedia Operating, Inc.
   10.75%, 7/1/11                                         735(b)             759
Primedia, Inc.
   8.875%, 5/15/11                                      1,210              1,089
Quebecor Media, Inc.
   0.00%, 7/15/11                                         225(c)             136
   11.125%, 7/15/11                                     1,100(a)           1,174
Radio One, Inc.
   8.875%, 7/1/11                                         475                490
Salem Communications Corp.
   9.00%, 7/1/11                                          915(b)             946
Satelites Mexicanos 'B'
  10.125%, 11/1/04                                      1,370                778
TV Azteca 'B'
  10.50%, 2/15/07                                       1,000(a)             973
XM Satellite Radio Holdings, Inc.
  14.00%, 3/15/10                                         405                320
Young Broadcasting, Inc.
  10.00%, 3/1/11                                          830(a)             772
--------------------------------------------------------------------------------
                                                                          10,055
================================================================================
METALS (2.6%)
Glencore Nickel Property Ltd.
   9.00%,12/1/14                                          515                283
Murrin Murrin Holdings Property, Ltd.
   9.375%,8/31/07                                       1,775              1,295
National Steel Corp. 'D'
   9.875%,3/1/09                                        2,425(a)             849
Phelps Dodge Corp.
   8.75%, 6/1/11                                          740(a)             725
Republic Technologies International
  13.75%, 7/15/09                                         720(d)              47
--------------------------------------------------------------------------------
                                                                           3,199
================================================================================
RETAIL (1.2%)
DR Structured Finance
   6.66%, 8/15/10                                         455                304
================================================================================
HMV Media Group plc
  10.25%, 5/15/08                                         490(a)             427
  10.875%, 5/15/08                                GBP     560                750
--------------------------------------------------------------------------------
                                                                           1,481
================================================================================
SERVICES (4.2%)
Allied Waste North America
  8.875%, 4/1/08                                        1,185(a)           1,221
CB Richard Ellis
 11.25%, 6/15/11                                          785                671
Encompass Services Corp.
 10.50%, 5/1/09                                           745(b)             484
Waste Management, Inc.
  6.875%, 5/15/09                                         180                181
  7.00%, 10/15/06                                       1,325(a)           1,362
  7.125%, 10/1/07                                         960(a)             980
  7.125%, 12/15/17                                        350                332
--------------------------------------------------------------------------------
                                                                           5,231
================================================================================
TELECOMMUNICATIONS (6.5%)
Bayan Telecommunications, Inc.
  13.50%, 7/15/06                                       1,410(b,d)           247
Corning, Inc.
  0.00%, 11/8/15                                          375                194
Espirit Telecommunications Group
  11.50%, 12/15/07                                EUR   1,300(d)              6
Exodus Communications
  11.625%, 7/15/10                                  $   1,890(a,d)          340
Focal Communications Corp.
  0.00%, 2/15/08                                          253(c)              71
  11.875%, 1/15/10                                      1,316(a)             540
Global Crossing Holding Ltd.
  8.70%, 8/1/07                                         1,280(a)             115
  9.50%, 11/15/09                                         855(a)              94
  9.625%, 5/15/08                                       1,155(a)             133
Globix Corp.
  12.50%, 2/1/10                                        1,865                373
GT Group Telecom, Inc.
  0.00%, 2/1/10                                         3,165(c)             411
Hermes Europe Railtel BV
  11.5%, 8/15/07                                          945(d)              85
  10.375%, 1/15/09                                      1,125(d)             101
Hyperion Telecommunications, Inc.
  13.00%, 4/15/03                                       1,580(a,c)            16
Intermedia Communications, Inc. B'
  0.00%, 7/15/07                                        1,635(a,c)         1,653
Maxcom Telecomunicaciones 'B'
13.75%, 4/1/07                                          1,250                250
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                               7

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

Statement of Net Assets (cont'd)
                                                         FACE
                                                        AMOUNT             VALUE
                                                         (000)             (000)
--------------------------------------------------------------------------------
McLeodUSA, Inc.
  11.375%, 1/1/09                                   $   2,300(a)       $     517
Metromedia Fiber Network
  10.00%, 12/15/09                                      1,800(a)             522
Netia Holdings BV 'B'
  10.25%, 11/1/07                                         240                 38
Netia Holdings BV
  13.50%, 6/15/09                                 EUR     685                104
Nextlink Communications, Inc.
  0.00%, 4/15/08                                        2,750(a,c)           289
  10.75%, 11/15/08                                        550                 66
Primus Telecommunications Group, Inc.
  11.25%, 1/15/09                                   $     490                 83
  12.75%, 10/15/09                                        560                 95
Primus Telecommunications Group, Inc. 'B'
  9.875%, 5/15/08                                       1,000                170
PSINet, Inc.
  11.00%, 8/1/09                                          450(d)              34
PSINet, Inc.'B'
  10.00%, 2/15/05                                       2,675(d)             201
Rhythms NetConnections, Inc., 'B'
  0.00%, 5/15/08                                        2,885(c,d)           346
  14.00%, 2/15/10                                       1,610(d)             129
RSL Communications plc
  0.00%, 3/1/08                                         1,500(c,d)            53
  9.125%, 3/1/08                                        1,900(d)              76
  9.875%, 11/15/09                                        275(d)              11
  10.00%, 3/15/08                                 EUR   1,380(d)              28
  12.00%, 11/1/08                                   $     900(d)              36
  12.25%, 11/15/06                                        300(d)              12
Song Networks Holding AB ADR
  13.00%, 5/15/09                                       1,910                688
Viatel, Inc.
   0.00%, 4/15/08                                       2,400(c,d)             3
Winstar Communications
   0.00%, 4/15/10                                       9,885(c,d)            12
--------------------------------------------------------------------------------
                                                                           8,142
================================================================================
TRANSPORTATION (3.9%)
Air Canada
  10.25%, 3/15/11                                       1,280(a)             818
Autonation, Inc.
  9.00%, 8/1/08                                           530(b)             539
Collins & Aikman Products
  10.75%, 12/31/11                                        555(b)             558
  11.50%, 4/15/06                                         125                122
================================================================================
Dana Corp.
  9.00%, 8/15/11                                    $     365(a,b)     $     298
  9.00%, 8/15/11                                          755(a,b)           702
Ford Motor Co.
  7.45%, 7/16/31                                          660(a)             605
Hayes Lemmerz International, Inc.
  8.25%, 12/15/08                                       3,165                142
Jet Equipment Trust 'D-95'
  11.44%, 11/1/14                                       1,100(b)             682
TRW, Inc.
  7.625%, 3/15/06                                         310                319
--------------------------------------------------------------------------------
                                                                           4,785
================================================================================
UTILITIES (1.8%)
Calpine Corp.
  8.50%, 2/15/11                                        1,070(a)             974
CMS Energy Corp.
  7.50%, 1/15/09                                           75                 73
Mirant Americas General LLC
  8.30%, 5/1/11                                           705                652
PG&E National Energy Group
  10.375%, 5/16/11                                        555                585
--------------------------------------------------------------------------------
                                                                           2,284
================================================================================
WIRELESS (5.6%)
AMSC Acquisition, Inc.
  12.25%, 4/1/08                                        1,705(d)             529
American Cellular Corp.
  9.50%, 10/15/09                                         700                679
Centennial Cellular
  10.75%, 12/15/08                                      1,520(a)           1,277
CTI Holdings SA
  0.00%, 4/15/08                                        1,580(a,c)           158
Dolphin Telecommunication plc
  0.00%, 6/1/08                                    EUR  1,520(c,d)            --@
Dolphin Telecommunication plc 'B'
  0.00%, 5/15/09                                     $  2,000(c,d)            --@
Globalstar LP
  11.375%, 2/15/04                                      1,050(d)              73
Grupo lusacell SA de CV
  14.25%, 12/1/06                                          800               860
Nextel Communications, Inc.
  0.00%, 9/15/07                                        2,865(c)           2,192
================================================================================

    The accompanying notes are an integral part of the financial statements.

8

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

Statement of Net Assets (cont'd)
                                                         FACE
                                                        AMOUNT             VALUE
                                                         (000)             (000)
--------------------------------------------------------------------------------
PTC International Finance SA
  11.25%, 12/1/09                                 EUR   1,290          $   1,170
--------------------------------------------------------------------------------
                                                                           6,938
================================================================================
TOTAL CORPORATE BONDS AND NOTES
 (Cost $170,318)                                                        112,112
================================================================================

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.4%)
================================================================================
OHA Auto Grantor Trust 1997-1,'B'
  11.00%, 1/15/04
  (Cost $983)                                       $     980(b)             497
================================================================================
COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
================================================================================
 GMAC Commercial Mortgage Securities,
  Inc. 1996-C1 X2 IO
  1.84%, 10/15/28
 (Cost $530)                                            3,833                207
================================================================================
SOVEREIGN AND EMERGING MARKETS (2.4%)
================================================================================
Federative Republic of Brazil 'C' Bond PIK
  8.00%, 4/15/14                                        1,650              1,271
Republic of Philippines
  10.575%, 3/16/25                                        275                269
Republic of Columbia
  9.75%, 4/23/09                                          930(a)             951
United Mexican States
  8.38%, 1/14/11                                          515                534
================================================================================
TOTAL SOVEREIGN AND EMERGING MARKETS
  (Cost $2,804)                                                            3,025
================================================================================
                                                       SHARES
--------------------------------------------------------------------------------
COMMON STOCKS (0.2%)
================================================================================
TELECOMMUNICATIONS (0.2%)
  Focal Communications
    Corp.                                             352,845(e)             215
================================================================================
TELEPHONE SERVICES (0.0%)
Song Networks Holding AB ADR                           33,640(e)              28
================================================================================
TOTAL COMMON STOCKS
  (Cost $790)                                                                243
================================================================================

--------------------------------------------------------------------------------
PREFERRED STOCKS (5.5%)
================================================================================
MEDIA (0.9%)
 Paxson Communications Corp.,
   PIK 13.0%                                              119(e)           1,014
 Primedia, Inc., Series D,
   10.00%, Exchangeable                                 1,545                 75
 Primedia, Inc.,
   9.20%1,                                                970                 96
--------------------------------------------------------------------------------
                                                                           1,185
================================================================================
                                                        SHARES             VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.4%)
  Broadwing
    Communications Corp.,
    Series B                                            1,759          $   1,117
  Intermedia
    Communications, Inc.,
    Series B PIK 13.5%                                    590                627
  XO Communications,Inc.,
    'E'PIK 13.5%                                        1,221(e)               1
  XO Communications,Inc.,
     PIK 14.0%                                         14,695(e)               1
--------------------------------------------------------------------------------
                                                                           1,746
================================================================================
UTILITIES (1.3%)
  TNP Enterprises, Inc. Series D,
    PIK,14.50%                                          1,459(b,e)         1,598
================================================================================
WIRELESS (1.9%)
 Dobson Communications
   PIK 13.00%                                           1,792(e)           1,747
 Nextel Communications, Inc.'D' PIK
   13.00%                                               1,107(e)             626
--------------------------------------------------------------------------------
                                                                           2,373
================================================================================
TOTAL PREFERRED STOCKS
  (Cost $7,679)                                                            6,902
================================================================================
                                                           NO. OF
                                                         WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.2%)
================================================================================
CABLE (0.0%)
  ONO Finance plc, expiring
    3/16/11                                               875(b,e)             5
================================================================================
MEDIA (0.0%)
  XM Satellite Radio
     Holdings, Inc., expiring
     03/15/10                                           8,200(b,e)            25
================================================================================
METALS (0.0%)
  Republic Technologies
    International, Class D,
    expiring 07/15/09                                     720(b,e)            --@
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
  GT Group Telecom, Inc.,
    expiring 02/01/10                                  31,650(b,e)            16
  Maxcom Telecomunicaciones,
    expiring 04/01/07                                   1,250(e)              --@
--------------------------------------------------------------------------------
                                                                              16
================================================================================
UTILITIES (0.1%)
  Wts TNP Enterprises, Inc.,
    expiring 4/01/11                                    1,475(b,e)            44
================================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                               9

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

Statement of Net Assets (cont'd)

                                                           NO. OF          VALUE
                                                         WARRANTS           (000)
--------------------------------------------------------------------------------
WIRELESS (0.1%)

  Globalstar Telecom,
    expiring 2/15/04                                    1,850(b,e)     $      --@
  Motient Corp., expiring
    04/01/08                                           17,250(b,e)            --@
  Occidente y Caribe,
    expiring 3/15/04                                  102,000(b,e)           102
--------------------------------------------------------------------------------
                                                                             102
================================================================================
TOTAL WARRANTS
  (Cost $180)                                                                192
================================================================================
                                                         FACE
                                                       AMOUNT
                                                        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.0%)
================================================================================
BILLS (0.2%)
  Treasury Bill,04/18/02                              $   100                100
  Treasury Bill,01/17/02                                  100                 99
--------------------------------------------------------------------------------
                                                                             199
================================================================================
REPURCHASE AGREEMENT (0.8%)
  J.P. Morgan Securities Inc.,
    1.63%, dated 12/31/01, due
    1/2/02                                                997(f)             997
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,196)                                                            1,196
================================================================================
                                                                          VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $184,480)                                                      $ 124,374
================================================================================
                                                       AMOUNT
                                                        (000)
--------------------------------------------------------------------------------
OTHER ASSETS
  Cash                                                $    32
  Interest Receivable                                   3,576
  Receivable for Investments
    Sold                                                  587
  Net Unrealized Gain on Foreign
    Currency Contracts                                     36
  Dividend Receivable                                       6
  Other                                                    25              4,262
================================================================================
LIABILITIES
  Payable For:
    Reverse Repurchase
      Agreements                                      (42,725)
  Dividends Declared                                     (990)
  Investments Purchased                                   (57)
  Investment Advisory Fees                                (52)
  Directors' Fees and Expenses                            (48)
  Due to Broker                                           (30)
  Administrative Fees                                     (41)
  Professional Fees                                       (40)
  Shareholder Reporting
     Expenses                                             (32)
  Custodian Fees                                          (10)
Other Liabilities                                         (34)         $ (44,059)
================================================================================
NET ASSETS
  Applicable to 11,656,279, issued and
    outstanding $0.01 par value shares
    (100,000,000 shares authorized)                                    $  84,577
================================================================================
NET ASSET VALUE PER SHARE                                              $    7.26
================================================================================
AT DECEMBER 31,2001, NET ASSETS CONSISTED OF:
  Common Stock                                                         $     117
  Paid-in Capital                                                        155,869
  Accumulated Net Investment Loss                                           (454)
  Accumulated Net Realized Loss                                          (10,886)
  Unrealized Depreciation on Investments,
    Foreign Currency Translations and
    Futures                                                              (60,069)
================================================================================
TOTAL NET ASSETS                                                       $  84,577
================================================================================

    The accompanying notes are an integral part of the financial statements

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            December 31, 2001

STATEMENT OF NET ASSETS (cont'd)

(a) -- Denotes all or portion of securities subject to repurchase under Reverse Repurchase Agreements as of December 31, 2001 -see Note A-4 to financial statements.
(b) -- 144A Security-- Certain conditions for public sale may exist.
(c) -- Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2001. Maturity rate disclosed is the ultimate maturity.
(d) -- Security is in default.
(e) -- Non-income producing.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@  --  Value is less than $500.
ADR -- American Depositary Receipt
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
IO  -- Interest Only.
EUR -- European Economic and Monetary Union currency Euro
GBP--  Great British Pound

================================================================================
 FUTURES CONTRACTS:
   The Fund had the following futures contracts open at period end:

                                                                   NET
               NUMBER       NOTIONAL                        UNREALIZED
                   OF          VALUE        EXPIRATION            GAIN
            CONTRACTS          (000)              DATE           (000)
----------------------------------------------------------------------
  Long:
5 Year U.S
Treasury
  Note            25        $ 2,646             Mar-02          $  26

  Short:
10 Year U.S.
 Treasury
   Note           70        $ 7,360             Mar-02             80
----------------------------------------------------------------------
                                                                $ 106
=======================================================================

=======================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contracts open at period end:

   CURRENCY                                    IN                     NET
         TO                              EXCHANGE              UNREALIZED
    DELIVER      VALUE    SETTLEMENT          FOR     VALUE    GAIN/(LOSS)
      (000)      (000)          DATE        (000)     (000)          (000)
==========================================================================
    $   810    $   721       1/29/02  EUR $   723  $    723          $  2
    $   515        459       1/31/02  EUR     464       464             5
    $ 2,430      2,164       1/31/02  EUR   2,189     2,189            25
    $   295        262       2/28/02  EUR     263       263             1
    $ 1,330      1,932       2/11/02  GBP   1,936     1,936             4
    $   220        320       2/11/02  GBP     319       319            (1)
    $   250        363       2/14/02  GBP     363       363            --
--------------------------------------------------------------------------
               $ 6,221                             $  6,257          $ 36
==========================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Financial Statements

Statement of Operations

                                                                     YEAR ENDED
                                                              DECEMBER 31, 2001
                                                                          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                             $17,065
  Dividends                                                                246
==============================================================================
    TOTAL INCOME                                                        17,311
==============================================================================
EXPENSES
  Interest Expense on Borrowings                                         2,832
  Investment Advisory Fees                                                 699
  Administrative Fees                                                      160
  Shareholder Reporting Expenses                                            93
  Professional Fees                                                         87
  Transfer Agent Fees                                                       27
  Custodian Fees                                                            15
  Directors' Fees and Expenses                                               7
  Other Expenses                                                            79
==============================================================================
    TOTAL EXPENSES                                                       3,999
==============================================================================
      NET INVESTMENT INCOME                                             13,312
==============================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                           (4,726)
  Foreign Currency Transactions                                           (399)
  Futures Contracts                                                        216
==============================================================================
    NET REALIZED LOSS                                                   (4,909)
==============================================================================
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                          (18,880)
  Foreign Currency Translations                                            468
  Futures Contracts                                                        (47)
==============================================================================
    CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION                     (18,459)
==============================================================================
NET REALIZED LOSS AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION   (23,368)
==============================================================================
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(10,056)
==============================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED          YEAR ENDED
                                                          DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                      (000)               (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                        $     13,312        $     14,549
  Net Realized Loss                                                  (4,909)             (3,664)
  Change in Unrealized Appreciation/Depreciation                    (18,459)            (35,505)
===============================================================================================
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            (10,056)            (24,620)
===============================================================================================
Distributions:
  Net Investment Income                                             (13,777)            (15,029)
-----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of Distributions (67,758 and 48,132
    shares, respectively)                                               570                 200
===============================================================================================
  TOTAL DECREASE                                                     (23,263)           (39,449)
===============================================================================================
Net Assets:
  Beginning of Period                                                107,840             47,289
===============================================================================================
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT
    LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME OF $(454)
    AND $401, RESPECTIVELY)                                    $      84,577       $    107,840
===============================================================================================

      The accompanying notes are an integral part of financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Financial statements
Statement of Cash Flows

                                                                           YEAR ENDED
                                                                    DECEMBER 31, 2001
                                                                                (000)
---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Investments                        $    83,023
  Purchases of Investments                                                     (72,298)
  Net Decrease in Short-Term Investments                                         2,857
  Net Realized Loss on Foreign Currency Transactions                              (399)
  Net Realized Gain on Futures Contracts                                           216
  Net Investment Income                                                         13,312
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
    PROVIDED BY OPERATING ACTIVITIES:
    Net Decrease in Receivables Related to Operations                              710
    Net Decrease in Payables Related to Operations                                (667)
    Accretion/Amortization of Discounts and Premiums                            (3,595)
---------------------------------------------------------------------------------------
  Net Cash Provided by Operating Activities                                     23,159
---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Paid for Reverse Repurchase Agreements                                   (9,622)
  Cash Distributions Paid                                                      (13,707)
---------------------------------------------------------------------------------------
  Net Cash Used for Financing Activities                                       (23,329)
---------------------------------------------------------------------------------------
  Net Decrease in Cash                                                            (170)
CASH AT BEGINNING OF PERIOD                                                        202
---------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                      $        32
=======================================================================================

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


                                                                   YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------
                                                     2001        2000        1999        1998       1997
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    9.31    $  12.73   $   13.62   $   15.19  $   14.45
--------------------------------------------------------------------------------------------------------
Net Investment Income                                1.15        1.26        1.28        1.34       1.37
Net Realized and Unrealized Gain (Loss)
  on Investments                                    (2.01)      (3.38)      (0.44)      (0.66)      1.21
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                (0.86)      (2.12)       0.84        0.68       2.58
--------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income                             (1.19)      (1.30)      (1.37)      (1.40)     (1.36)
  In Excess of Net Investment Income                   --          --       (0.01)      (0.02)        --
  Net Realized Gain                                    --          --          --       (0.76)     (0.48)
  In Excess of Net Realized Gain                       --          --          --       (0.07)        --
--------------------------------------------------------------------------------------------------------
    Total Distributions                             (1.19)      (1.30)      (1.38)      (2.25)     (1.84)
--------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
  Shares issued through Rights Offering                --          --       (0.32)         --         --
--------------------------------------------------------------------------------------------------------
Offering Costs                                         --          --       (0.03)         --         --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    7.26    $   9.31   $   12.73   $   13.62  $   15.19
========================================================================================================
PER SHARE MARKET VALUE, END OF
  PERIOD                                        $    8.04    $   9.44   $   11.06   $   15.38  $   16.06
========================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                      (2.82)%     (4.02)%    (18.14)%     11.15%     23.79%
  Net Asset Value(1)                               (11.05)%    (17.72)%      6.34%       4.12%     18.48%
========================================================================================================
RATIOS, SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)           $  84,577   $ 107,840   $ 147,289   $ 119,940  $ 133,050
--------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets              4.02%       3.84%      2.99%        2.23%      2.76%
Ratio of Expenses Excluding Interest
  Expense to Average Net Assets                      1.17%       1.05%      1.09%        1.10%      1.06%
Ratio of Net Investment Income to
  Average Net Assets                                13.37%      11.02%      9.43%        9.00%      8.98%
Portfolio Turnover Rate                                51%         35%        40%          78%        94%
--------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

    The accompanying notes are an integral part of the financial statements.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            December 31, 2001

Notes to Financial Statements

     Morgan Stanley High Yield Fund, Inc. (the "Fund") was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any) are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

    The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated. The Fund accrues such taxes when the related income is earned.

3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

4. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

    At December 31, 2001, the Fund had reverse repurchase agreements outstanding with Salomon Brothers as follows:


                                                           MATURITY IN
                                                             LESS THAN
                                                              365 DAYS
    -------------------------------------------------------------------
    Value of Securities Subject to Repurchase              $ 41,948,000
    Liability Under Reverse Repurchase
      Agreement                                            $ 42,725,000
    Interest Rate                                                  4.53%

    The average weekly balance of reverse repurchase agreements outstanding during the year ended December 31, 2001, was approximately $47,517,000 at a weighted average interest rate of 6.02%.

5. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            DECEMBER 31, 2001

Notes to Financial Statements (cont'd)

    - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

6. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

7. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

8. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            DECEMBER 31, 2001

Notes to Financial Statements (cont'd)

    following summarizes the types of swaps that the Fund may enter into:

    INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may utilize interest rate swaps in an attempt to increase income while limiting the Fund's exposure to market fluctuations in interest rates. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

    TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount and provide the Fund with the full benefit on an investment in a security without an initial cash outlay. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

    Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

9. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

10. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

11. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            DECEMBER 31, 2001

Notes to Financial Statements (cont'd)

    many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

During the year ended December 31, 2001, the Fund's investments in derivative instruments included foreign currency exchange contracts, structured securities, over-the-counter trading and Futures.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to shareholders are recorded on the ex-dividend date.

    The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differcences are either considered temporary or permanent in nature.

    Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

    Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

    Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Dean Witter Investment Management Inc.) (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: During the year ended December 31, 2001, the Fund made purchases and sales totaling, approximately $71,899,000 and $81,060,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At December 31, 2001, the Federal income tax cost basis of securities was $184,752,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $60,378,000 of which $5,407,000 related to appreciated securities and $65,785,000 related to depreciated securities. At December 31, 2001, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $9,748,000 available to offset future capital gains of which $1,337,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008 and $4,214,000 to expire on December 31, 2009. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October capital losses of $664,000.

A substantial portion of the Fund's total investments consist of high yield securities rated below investment grade. Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as

                                             MORGAN STANLEY HIGH YIELD FUND, INC

                                             DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

defined under the Plan. At December 31, 2001, the deferred fees payable under the Plan totaled $47,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

On December 14, 2001, the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.085 per share, derived from net investment income, payable on January 11, 2002, to shareholders of record on December 24, 2001.

F. Supplemental Proxy Information (Unaudited):

The Annual Meeting of the Stockholders of the Fund was held on October 11, 2001. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:
---------
1. To elect the following Directors:


                                   VOTES IN       VOTES
                                   FAVOR OF       AGAINST
==========================================================
Joseph J. Kearns                   10,580,577     114,407
Michael Nugent                     10,580,577     114,407
C. Oscar Morong, Jr.               10,580,577     114,407
Vincent R. Mclean                  10,578,383     116,600
Thomas P. Gerrity                  10,580,383     114,600
----------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2001, the percentage of dividends, as reported on Form 1099-DIV, that qualify for the 70% dividend paid deduction for corporate shareholders was 2%.

                                             MORGAN STANLEY HIGH YIELD FUND, INC

                                             DECEMBER 31, 2001

Independent Auditors' Report

To the Shareholders and Board of Directors of Morgan Stanley High Yield Fund, Inc.

We have audited the a companying statement of net assets of Morgan Stanley High Yield Fund, Inc. (the "Fund") as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included onfirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Fund, Inc. at December 31, 2001, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2002

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Overview

Director and Officer Information (Unaudited)

Independent Directors:

                                                                                  Number of
                                 Term of                                          Portfolios in
                                 Office and                                       Fund
Name, Age and        Position(s) Length of                                        Complex
Address of           Held with   Time            Principal Occupation(s) During   Overseen by       Other Directorships Held by
Director             Registrant  Served*         Past 5 Years                     Director**        Director
----------------------------------------------------------------------------------------------------------------------------------
John D. Barrett      Director    Director since  Chairman and Director of         78                Director of the Ashforth Company
II (66)                          2000            Barrett Associates, Inc.                           (real estate).
565 Fifth Avenue                                 (investment counseling).
New York, NY
10017

Thomas P.            Director    Director        Professor of Management,         78                Director, ICG Commerce, Inc.;
Gerrity (60)                     since 2001      formerly Dean, Wharton School                      Sunoco; Fannie Mae; Reliance
219 Grays Lane                                   of Business, University of                         Group Holdings, Inc., CVS
Haverford, PA                                    Pennsylvania; formerly                             Corporation and Knight-Ridder,
19041                                            Director, IKON Office                              Inc.
                                                 Solutions, Inc., Fiserv,
                                                 Digital Equipment Corporation,
                                                 Investor Force Holdings, Inc.
                                                 and Union Carbide Corporation.

Gerard E. Jones      Director    Director        Of Counsel, Shipman & Goodwin,   78                Director of Tractor Supply
(65)                             since 2000      LLP (law firm).                                    Company, Tiffany Foundation, and
Shipman &                                                                                           Fairfield County Foundation.
Goodwin, LLP
43 Arch Street
Greenwich, CT
06830

Joseph J. Kearns     Director    Director        Investment consultant;           78                Director, Electro Rent
(59)                             since 2001      formerly CFO of The J. Paul                        Corporation and The Ford Family
6287 Via                                         Getty Trust.                                       Foundation.
Escondido
Malibu, CA 90265

Vincent R.           Director    Director        Formerly Executive Vice          78                Director, Banner Life Insurance
McLean (70)                      since 2001      President, Chief Financial                         Co.; William Penn Life Insurance
702 Shackamaxon                                  Officer, Director and Member                       Company of New York.
Drive                                            of the Executive Committee of
Westfield, NJ 07090                              Sperry Corporation (now part
                                                 of Unisys Corporation).

C. Oscar Morong,     Director    Director        Managing Director, Morong        78                Trustee and Chairman of the
Jr. (66)                         since 2001      Capital Management; formerly                       mutual funds in the Smith
1385 Outlook Drive                               Senior Vice President and                          Barney/CitiFunds fund complex;
West                                             Investment Manager for CREF,                       Director, Ministers and
Mountainside, NJ                                 TIAA-CREF Investment                               Missionaries Benefit Board of
07092                                            Management, Inc. (investment                       American Baptist Churches.
                                                 management); formerly
                                                 Director, The Indonesia Fund
                                                 (mutual fund).

William G.           Director    Director        Chairman Emeritus and former     78                Director of Radio Shack
Morton, Jr. (64)                 since 1995      Chief Executive Officer of                         Corporation (electronics).
100 Franklin                                     Boston Stock Exchange.
Street Boston,
MA 02110

Michael Nugent       Director    Director        General Partner, Triumph         207               Director of various business
(65)                             since 2001      Capital, L.P. (private                             organizations; Chairman of the
c/o Triumph                                      investment partnership);                           Insurance Committee and Director
Capital, L.P.                                    formerly, Vice President,                          or Trustee of the retail
237 Park Avenue                                  Bankers Trust Company and BT                       families of funds advised by
New York, NY                                     Capital Corporation.                               Morgan Stanley Investment
10017                                                                                               Advisors Inc.

Fergus Reid (69)     Director    Director        Chairman and Chief Executive                       Trustee and Director of
85 Charles                       since 2000      Officer of Lumelite Plastics     78                approximately 30 investment
Colman Blvd.                                     Corporation.                                       companies in the JPMorgan Funds
Pawling, NY 12564                                                                                   complex managed by JPMorgan
                                                                                                    Investment Management Inc.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            OVERVIEW

Director and Officer Information (cont'd)

Interested Directors:

                                      Term of                                                    Number of
                                      Office and                                                 Portfolios in
                        Position(s)   Length of                                                  Fund Complex    Other
Name, Age and Address   Held with     Time                                                       Overseen by     Directorships
of Director             Registrant    Served*      Principal Occupation(s) During Past 5 Years   Director**      Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Barton M. Biggs (69)    Chairman and  Chairman     Chairman, Director and Managing Director of   78              Member of the
1221 Avenue of the      Director      and          Morgan Stanley Investment Management Inc.                     Yale Development
Americas                              Director     and Chairman and Director of Morgan Stanley                   Board
New York, NY 10020                    since 1995   Investment Management Limited; Managing
                                                   Director of Morgan Stanley & Co.
                                                   Incorporated; Director and Chairman of the
                                                   Board of various U.S. registered companies
                                                   managed by Morgan Stanley Investment
                                                   Management Inc.

Ronald E. Robison (63)  President     President    Chief Global Operations Officer and Managing  78
1221 Avenue of the      and Director  since 2001   Director of Morgan Stanley Investment
Americas                              and          Management, Inc.; Director and President of
New York, NY 10020                    Director     various U.S. registered investment companies
                                                   since 2001 managed by Morgan Stanley Investment
                                                   Management Inc.; Previously, Managing
                                                   Director and Chief Operating Officer of TCW
                                                   Investment Management Company.


----------
* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            Overview

Director and Officer Information (cont'd)

Officers:

                      Position(s) Term of
Name, Age and         Held        Office and
Address of Executive  with        Length of
Officer               Registrant  Time Served*   Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------
Ronald E. Robison     President   President      Chief Global Operations Officer and Managing Director of
(63) Morgan Stanley   and         since 2001     Morgan Stanley Investment Management Inc.; Director and
Investment            Director    and            President of various U.S. registered investment companies
Management Inc.                   Director       managed by Morgan Stanley Investment Management Inc.;
1221 Avenue of the                since 2001     Previously, Managing Director and Chief Operating Officer
Americas                                         of TCW Investment Management Company.
New York, NY 10020

Stefanie V. Chang     Vice        Vice           Executive Director of Morgan Stanley & Co. Incorporated and
(35) Morgan Stanley   President   President      Morgan Stanley Investment Management Inc.; formerly,
Investment                        since 1997     practiced law with New York law firm of Rogers & Wells (now
Management Inc.                                  Clifford Chance Rogers & Wells LLP); Vice President of
1221 Avenue of the                               certain funds in the Fund Complex.
Americas
New York, NY 1002

Lorraine Truten (40)  Vice        Vice           Executive Director of Morgan Stanley Investment Management
Morgan Stanley        President   President      Inc.; Head of Global Client Services, Morgan Stanley
Investment                        since 2001     Investment Management Inc.; President, Morgan Stanley Fund
Management Inc.                                  Distribution, Inc. formerly, President of Morgan Stanley
1221 Avenue of the                               Institutional Fund Trust; Vice President of certain funds
Americas                                         in the Fund Complex.
New York, NY 10020

Mary E. Mullin (34)   Secretary   Secretary      Vice President of Morgan Stanley & Co., Inc. and Morgan
Morgan Stanley                    since 1999     Stanley Investment Management, Inc.; formerly, practiced
Investment                                       law with New York firms of McDermott, Will & Emery and
Management Inc.                                  Skadden, Arps, Slate, Meagher & Flom LLP; Secretary of
1221 Avenue of the                               certain funds in the Fund Complex.
Americas
New York, NY 10020

James A. Gallo (37)   Treasurer   Treasurer      Executive Director of Morgan Stanley Investment Management
Morgan Stanley                    since          Inc.; Treasurer of certain funds in the Fund Complex;
1221 Avenue of the                               formerly, Director of Fund Accounting at PFPC, Inc.
Americas
New York, NY 10020

Belinda A. Brady      Assistant   Assistant      Fund Administration Senior Manager, J.P. Morgan Investor
(34)                  Treasurer   Treasurer      Services Co. (formerly Chase Global Funds Services
J.P. Morgan                       since 2001     Company); and Assistant Treasurer of all Portfolios of the
Investor Services                                Fund. Formerly Senior Auditor at Price Waterhouse LLP (now
Co.                                              PricewaterhouseCoopers LLP).
73 Tremont Street
Boston, MA
02108-3913

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

Dividend Reinvestment
and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary ash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary ash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.

Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley High Yield Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
40 Wall Street
New York, NY 10005
1-800-278-4353

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